SEGMENT INFORMATION (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Jun. 30, 2023
C S N [Member]
IfrsStatementLineItems [Line Items]
Increased capital		R$ 2,383,276
Minerios Nacional [Member]
IfrsStatementLineItems [Line Items]
Percentage acquired of the share capital	100.00%